Income Taxes (Tables)	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense for each year consists of the following:

	2013	2012
Current Taxes:
Federal	$306,900	$241,995
State	80,100	61,325
Deferred taxes:
Federal	—	—
State	—	—
Income tax expense	$387,000	$303,320

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets for each year consist of the following:

	2013	2012
Deferred tax assets:
Capital loss carryover	$105,200	$—
Compensation expense – other	8,766	7,838
Compensation expense – restricted stocks	78,388	86,226
Deferred tax assets	192,354	94,064
Less: valuation allowance	(192,354)	(94,064)
	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax expense (benefit) differs from the amount computed using the federal statutory rate of 34% as a result of the following:

Year Ended December 31,	2013	2012
Federal Statutory Rate	34%	34%
State and local income tax expense net of federal tax effect	6%	9%
Valuation allowance	—	—
State and local franchise taxes	—	—
Other	—	1%
Income tax expense	40%	44%